Financial Instruments by Category (Tables)	12 Months Ended
Dec. 31, 2021
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Financial Assets and Liabilities by Category of Financial Instruments

	2021
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total
Other receivables (1)	22,635	—		22,635	61,790	84,425
Trade receivables (2)	158,487	—		158,487	—	158,487
Investment in financial assets	43,514	10,032		53,546	—	53,546
Cash and cash equivalents	32,489	30,189		62,678	—	62,678

	257,125	40,221		297,346	61,790	359,136

	2020
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total

Other receivables (1)	15,391	—		15,391	35,029	50,420
Trade receivables (2)	136,057	—		136,057	—	136,057
Investment in financial assets	19,052	9,882	(3)	28,934	—	28,934
Cash and cash equivalents	20,032	34,586		54,618	—	54,618

	190,532	44,468		235,000	35,029	270,029

	2019
	Financial Assets at amortized cost	Financial Assets at fair value through profit or loss		Subtotal Financial Assets	Non-financial Assets	Total

Other receivables (1)	19,078	—		19,078	29,892	48,970
Trade receivables (2)	139,982	—		139,982	—	139,982
Investment in financial assets	—	8,370		8,370	—	8,370
Cash and cash equivalents	59,062	7,038		66,100	—	66,100

	218,122	15,408		233,530	29,892	263,422

(1)	Does not include the provision for other doubtful receivables.
(2)	Does not include the provision for doubtful trade receivables.
(3)	Granted guarantees for contractual commitments with Exmar. See Notes 34.d) and 34.e).

	2021
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	55,622	—	55,622	—	55,622
Loans	757,215	—	757,215	—	757,215
Other liabilities	4,436	—	4,436	—	4,436
Accounts payable	195,423	—	195,423	7,016	202,439

	1,012,696	—	1,012,696	7,016	1,019,712

	2020
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	46,270	—	46,270	—	46,270
Loans	678,306	—	678,306	—	678,306
Other liabilities	12,023	—	12,023	—	12,023
Accounts payable	139,219	—	139,219	5,874	145,093

	875,818	—	875,818	5,874	881,692

	2019
	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Subtotal financial liabilities	Non-financial liabilities	Total
Lease liabilities	61,780	—	61,780	—	61,780
Loans	526,760	—	526,760	—	526,760
Other liabilities	2,013	—	2,013	—	2,013
Accounts payable	149,880	—	149,880	1,180	151,060

	740,433	—	740,433	1,180	741,613

Summary of Gains and Losses on Financial and non-financial Instruments
Gains and losses on financial and
non-financial
instruments are allocated to the following categories:

	2021
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	16,880	—	16,880
Interest loss	(71,870)	—	(71,870)
Net financial accretion	(13,628)	—	(13,628)
Net exchange differences	23,012	—	23,012
Fair value loss on financial assets at fair value through profit or loss	—	10,869	10,869
Result from derivative financial instruments	—	(1,048)	(1,048)
Results from transactions with financial assets	—	—	—
Result from financial instruments exchange	—	—	—
Result from debt exchange (2)	1,855	—	1,855
Result from net monetary position	12,384	—	12,384

	(31,367)	9,821	(21,546)

	2020
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,363	—	7,363
Interest loss	(65,821)	—	(65,821)
Net financial accretion	(8,794)	—	(8,794)
Net exchange differences	36,102	—	36,102
Fair value loss on financial assets at fair value through profit or loss	—	3,862	3,862
Result from derivative financial instruments	—	(860)	(860)
Results from transactions with financial assets	—	9,786	9,786
Result from financial instruments exchange (1)	—	1,330	1,330
Result from debt exchange (2)	(2,097)	—	(2,097)
Result from net monetary position	7,828	—	7,828

	(25,419)	14,118	(11,301)

	2019
	Financial and non financial Assets / Liabilities at amortized cost	Financial Assets / Liabilities at fair value through profit or loss	Total
Interest income	7,665	—	7,665
Interest loss	(48,136)	—	(48,136)
Net financial accretion	(5,592)	—	(5,592)
Net exchange differences	47,935	—	47,935
Fair value loss on financial assets at fair value through profit or loss	—	(1,449)	(1,449)
Result from derivative financial instruments	—	(293)	(293)
Results from transactions with financial assets	—	—	—
Result from financial instruments exchange	—	—	—
Result from debt exchange	—	—	—
Result from net monetary position	5,904	—	5,904

	7,776	(1,742)	6,034

Summary of Company's Financial Assets Measured at Fair Value

The tables below show the Group’s financial assets measured at fair value as of December 31, 2021, 2020 and 2019 and their allocation to their fair value levels.

	2021
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	10,032	—	—	10,032

	10,032	—	—	10,032

Cash and cash equivalents:
- Mutual funds	30,189	—	—	30,189

	30,189	—	—	30,189

	40,221	—	—	40,221

	2020
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1) (2)
- Public securities	9,882	—	—	9,882

	9,882	—	—	9,882

Cash and cash equivalents:
- Mutual funds	34,586	—	—	34,586

	34,586	—	—	34,586

	44,468	—	—	44,468

	2019
Financial Assets	Level 1	Level 2	Level 3	Total
Investments in financial assets: (1)
- Public securities	8,370	—	—	8,370

	8,370	—	—	8,370

Cash and cash equivalents:
- Mutual funds	7,038	—	—	7,038

	7,038	—	—	7,038

	15,408	—	—	15,408